FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of gross holding loss and fair value of held-to-maturity securities

			Fair
	Trading Securities	Level	Value
September 30, 2023	Money Market Funds	1	$8,119,642

			Fair
	Trading Securities	Level	Value
December 31, 2022	Money Market Funds	1	$7,527,369

				Gross
			Amortized	Holding
	Trading Securities	Level	Cost	Loss	Fair Value
December 31, 2022	Money Market Funds	1	$ n/a	$ n/a	$7,527,369

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Loss	Fair Value
December 31, 2021	U.S. Treasury Securities (Matured on 3/17/2022)	1	$116,726,019	$(3,097)	$116,722,922

Schedule of fair value information on recurring basis

September 30, 2023	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Investor Note – Bifurcated Derivative	$22,805	$—	$—	$22,805
Bridge Note – Bifurcated Derivative	$241,447	$—	$—	$241,447

December 31, 2022	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
PIPE Forward Contract	$170,666	$—	$—	$170,666
Bridge Note – Bifurcated Derivative	$364,711	$—	$—	$364,711

The following table presents fair value information as of December 31, 2022 of the Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company did not have any financial liabilities that were accounted for at fair values on a recurring basis as of December 31, 2021.

	Carrying Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
PIPE Forward Contract	$170,666	$—	$—	$170,666
Bridge Note – Bifurcated Derivative	$364,711	$—	$—	$364,711

Schedule of changes in the fair value of the financial liabilities

		Bridge Note	Investor Note
	Forward	– Bifurcated	– Bifurcated
	Contract	Derivative	Derivative
Fair value as of December 31, 2022	$170,666	$364,711	$—
Change in valuation inputs or other assumptions	1,163,950	(34,758)	—
Fair value as of March 31, 2023 (unaudited)	$1,334,616	$329,953	$—
Initial value of Investor Note – Bifurcated Derivative May 5, 2023	—	—	24,502
Change in valuation inputs or other assumptions	(634,110)	(117,344)	3,099
Fair value as of June 30, 2023 (unaudited)	$700,506	$212,609	$27,601
Change in valuation inputs or other assumptions	(700,506)	28,838	(4,796)
Fair value as of September 30, 2023 (unaudited)	$—	$241,447	$22,805

Schedule of key inputs into the Monte Carlo simulation model for Bridge Note Bifurcated Derivative

	September 30, 2023	December 31, 2022
CCC bond rates	13.31%	15.09%
Probability of early termination/repayment – business combination not completed	5%	5%
Probability of early termination/repayment – business combination completed, or PIPE completed	80%	95%
Probability of completing a business combination by March 31, 2023	—%	50%
Probability of completing a business combination by June 30, 2023	—%	50%
Probability of completing a business combination by December 31, 2023	80%	—%

	October 5, 2022	December 31, 2022
CCC bond rates	14.09%	15.09%
Probability of early termination/repayment -business combination not completed	10%	5%
Probability of early termination/repayment -business combination completed or PIPE completed	90%	95%
Probability of completing a business combination by March 31, 2023	50%	50%
Probability of completing a business combination by June 30, 2023	50%	50%

Schedule of key inputs into the investor note bifurcated derivative and PWERM for the PIPE Forward Contracts

	October 6, 2022	December 31, 2022
Risk-fee interest rate	4.00%	4.76%
Expected term (years)	0.61	0.37
Probability of completing a business combination	90%	95%

Schedule of change in fair value of Level 3 financial liabilities

	PIPE	Bridge Note	Investor Note
	Forward	Bifurcated	Bifurcated
	Contract	Derivative	Derivative
Fair value at December 31, 2022	$170,666	$364,711	$—
Initial value of Investor Note – Bifurcated Derivative May 5, 2023	—	—	24,502
Change in fair value	(170,666)	(123,265)	(1,697)
Fair value at September 30, 2023	$—	$241,447	$22,805

	PIPE	Bridge Note
	Forward Contract	Bifurcated Derivative
Fair value at October 5, 2022 (Initial measurement)		$278,404
Fair value at October 6, 2022 (Initial measurement)	$—	—
Change in fair value	170,666	86,307
Fair value at December 31, 2022	$170,666	$364,711

Investor Note - Bifurcated Derivative
FAIR VALUE MEASUREMENTS
Schedule of key inputs into the investor note bifurcated derivative and PWERM for the PIPE Forward Contracts

	September 30, 2023	May 5, 2023
Risk-free interest rate	5.53%	5.12%
Expected term (years)	0.25	0.38
Probability of completing a business combination by August 30, 2023	—%	25%
Probability of completing a business combination by September 30, 2023	20%	75%
Probability of completing a business combination by December 31, 2023	80%	—%

PIPE Forward Contract
FAIR VALUE MEASUREMENTS
Schedule of key inputs into the investor note bifurcated derivative and PWERM for the PIPE Forward Contracts

December 31, 2022
Risk-free interest rate	4.76%
Expected term (years)	0.37
Probability of completing a business combination	95%